Details of Company Organization - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Consolidated structured entities [Member]
Statement [Line Items]
Retail finance receivables	¥ 3,132,734	¥ 1,906,256	¥ 1,872,564
Secured debt	3,211,211	1,979,563	1,893,073
Unconsolidated structured entities [Member] | Other equity securities [Member]
Statement [Line Items]
Carrying value of investment trust securities	37,397	16,622	22,001
Unconsolidated structured entities [Member] | Debt securities [Member]
Statement [Line Items]
Carrying value of the special purpose entities	¥ 1,240,530	¥ 748,131	¥ 351,945